BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	133,700	$2,461,417
Frontier Communications Parent Inc.	4,600	117,208	*

Total Diversified Telecommunication Services		2,578,625

Media - 2.3%
Comcast Corp., Class A Shares	84,300	2,947,971
Fox Corp., Class A Shares	8,000	242,960
Interpublic Group of Cos. Inc.	7,200	239,832
News Corp., Class A Shares	5,700	103,740
Nexstar Media Group Inc., Class A Shares	700	122,521
Omnicom Group Inc.	5,100	416,007

Total Media		4,073,031

TOTAL COMMUNICATION SERVICES		6,651,656

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.2%
BorgWarner Inc.	4,400	177,100
Lear Corp.	1,100	136,422

Total Auto Components		313,522

Automobiles - 1.2%
Ford Motor Co.	92,100	1,071,123
General Motors Co.	26,500	891,460
Harley-Davidson Inc.	2,700	112,320

Total Automobiles		2,074,903

Distributors - 0.2%
LKQ Corp.	7,000	373,870

Diversified Consumer Services - 0.2%
Service Corp. International	4,200	290,388

Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	1,900	103,607

Household Durables - 1.2%
DR Horton Inc.	8,500	757,690
Lennar Corp., Class A Shares	6,500	588,250
NVR Inc.	70	322,880	*
PulteGroup Inc.	6,400	291,392
TopBuild Corp.	100	15,649	*
Whirlpool Corp.	1,500	212,190

Total Household Durables		2,188,051

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Leisure Products - 0.1%
Brunswick Corp.	1,800	$129,744
Polaris Inc.	1,100	111,100

Total Leisure Products		240,844

Multiline Retail - 0.0%††
Macy’s Inc.	4,700	97,055

Specialty Retail - 2.5%
AutoNation Inc.	2,000	214,600	*
Bath & Body Works Inc.	4,300	181,202
Best Buy Co. Inc.	4,200	336,882
Dick’s Sporting Goods Inc.	1,100	132,319
Lowe’s Cos. Inc.	17,200	3,426,928
Penske Automotive Group Inc.	1,400	160,902
Williams-Sonoma Inc.	1,100	126,412

Total Specialty Retail		4,579,245

Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd.	2,600	149,032	*
Ralph Lauren Corp.	800	84,536
Skechers U.S.A. Inc., Class A Shares	2,500	104,875	*
Tapestry Inc.	4,500	171,360

Total Textiles, Apparel & Luxury Goods		509,803

TOTAL CONSUMER DISCRETIONARY		10,771,288

CONSUMER STAPLES - 5.2%
Beverages - 0.1%
Molson Coors Beverage Co., Class B Shares	3,800	195,776

Food & Staples Retailing - 0.6%
Kroger Co.	13,500	601,830
Walgreens Boots Alliance Inc.	16,000	597,760

Total Food & Staples Retailing		1,199,590

Food Products - 2.0%
Archer-Daniels-Midland Co.	13,000	1,207,050
Conagra Brands Inc.	9,000	348,300
Darling Ingredients Inc.	3,000	187,770	*
Ingredion Inc.	1,200	117,516
Kellogg Co.	5,800	413,192
Kraft Heinz Co.	22,800	928,188
Tyson Foods Inc., Class A Shares	5,400	336,150

Total Food Products		3,538,166

See Notes to Schedule of Investments.

2	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Tobacco - 2.5%
Altria Group Inc.	33,800	$1,544,998
Philip Morris International Inc.	28,600	2,894,606

Total Tobacco		4,439,604

TOTAL CONSUMER STAPLES		9,373,136

ENERGY - 11.9%
Oil, Gas & Consumable Fuels - 11.9%
APA Corp.	6,300	294,084
Chevron Corp.	12,200	2,189,778
ConocoPhillips	23,200	2,737,600
Devon Energy Corp.	12,200	750,422
Diamondback Energy Inc.	2,600	355,628
EOG Resources Inc.	13,600	1,761,472
Exxon Mobil Corp.	73,600	8,118,080
Kinder Morgan Inc.	42,000	759,360
Marathon Oil Corp.	13,400	362,738
Occidental Petroleum Corp.	16,900	1,064,531
ONEOK Inc.	7,700	505,890
Ovintiv Inc.	4,600	233,266
PDC Energy Inc.	1,700	107,916
Pioneer Natural Resources Co.	4,500	1,027,755
Range Resources Corp.	4,500	112,590
Valero Energy Corp.	7,600	964,136

TOTAL ENERGY		21,345,246

FINANCIALS - 22.0%
Banks - 9.7%
Bank of America Corp.	158,000	5,232,960
BOK Financial Corp.	1,200	124,548
Comerica Inc.	2,500	167,125
Commerce Bancshares Inc.	2,310	157,242
East-West Bancorp Inc.	2,600	171,340
Fifth Third Bancorp	13,200	433,092
Huntington Bancshares Inc.	26,900	379,290
JPMorgan Chase & Co.	54,800	7,348,680
KeyCorp	18,200	317,044
Pinnacle Financial Partners Inc.	600	44,040
PNC Financial Services Group Inc.	7,700	1,216,138
Prosperity Bancshares Inc.	1,700	123,556
Regions Financial Corp.	17,600	379,456
Synovus Financial Corp.	1,100	41,305

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Banks - continued
Truist Financial Corp.	24,600	$1,058,538
Zions Bancorp NA	3,100	152,396

Total Banks		17,346,750

Capital Markets - 4.1%
Ameriprise Financial Inc.	2,000	622,740
Bank of New York Mellon Corp.	16,300	741,976
Goldman Sachs Group Inc.	6,300	2,163,294
Invesco Ltd.	8,400	151,116
Jefferies Financial Group Inc.	5,000	171,400
Morgan Stanley	31,500	2,678,130
Northern Trust Corp.	3,700	327,413
SEI Investments Co.	2,600	151,580
T. Rowe Price Group Inc.	4,200	458,052

Total Capital Markets		7,465,701

Consumer Finance - 1.7%
American Express Co.	14,200	2,098,050
Credit Acceptance Corp.	300	142,320	*
Discover Financial Services	5,500	538,065
Synchrony Financial	8,400	276,024

Total Consumer Finance		3,054,459

Diversified Financial Services - 0.2%
Equitable Holdings Inc.	8,100	232,470
Voya Financial Inc.	2,500	153,725

Total Diversified Financial Services		386,195

Insurance - 6.3%
Aflac Inc.	12,700	913,638
Allstate Corp.	5,400	732,240
American Financial Group Inc.	1,500	205,920
Arch Capital Group Ltd.	7,300	458,294	*
Assurant Inc.	1,100	137,566
Chubb Ltd.	8,200	1,808,920
Cincinnati Financial Corp.	3,000	307,170
Everest Re Group Ltd.	700	231,889
Fidelity National Financial Inc.	5,300	199,386
Globe Life Inc.	1,700	204,935
Hartford Financial Services Group Inc.	6,500	492,895
Loews Corp.	4,900	285,817
Markel Corp.	280	368,897	*
MetLife Inc.	16,500	1,194,105
Old Republic International Corp.	5,700	137,655

See Notes to Schedule of Investments.

4	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Insurance - continued
Principal Financial Group Inc.	5,100	$427,992
Prudential Financial Inc.	7,200	716,112
Reinsurance Group of America Inc.	1,200	170,508
RenaissanceRe Holdings Ltd.	800	147,384
Travelers Cos. Inc.	8,600	1,612,414
Unum Group	3,700	151,811
WR Berkley Corp.	5,000	362,850

Total Insurance		11,268,398

Thrifts & Mortgage Finance - 0.0%††
UWM Holdings Corp.	1,600	5,296

TOTAL FINANCIALS		39,526,799

HEALTH CARE - 22.5%
Biotechnology - 7.2%
AbbVie Inc.	33,100	5,349,291
Amgen Inc.	10,000	2,626,400
Biogen Inc.	1,900	526,148	*
Gilead Sciences Inc.	21,800	1,871,530
Moderna Inc.	7,100	1,275,302	*
Regeneron Pharmaceuticals Inc.	1,900	1,370,831	*

Total Biotechnology		13,019,502

Health Care Equipment & Supplies - 0.2%
Hologic Inc.	4,400	329,164	*

Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	4,800	795,408
Cardinal Health Inc.	4,300	330,541
Centene Corp.	10,600	869,306	*
Cigna Corp.	6,300	2,087,442
CVS Health Corp.	24,500	2,283,155
Elevance Health Inc.	5,800	2,975,226
HCA Healthcare Inc.	7,800	1,871,688
Henry Schein Inc.	2,500	199,675	*
Laboratory Corp. of America Holdings	2,300	541,604
McKesson Corp.	3,800	1,425,456
Quest Diagnostics Inc.	3,200	500,608
Universal Health Services Inc., Class B Shares	1,800	253,602

Total Health Care Providers & Services		14,133,711

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	39,700	$2,856,415
Merck & Co. Inc.	42,300	4,693,185
Pfizer Inc.	105,200	5,390,448

Total Pharmaceuticals		12,940,048

TOTAL HEALTH CARE		40,422,425

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries Inc.	700	161,476
Textron Inc.	5,500	389,400

Total Aerospace & Defense		550,876

Air Freight & Logistics - 2.1%
CH Robinson Worldwide Inc.	2,200	201,432
Expeditors International of Washington Inc.	3,000	311,760
FedEx Corp.	4,700	814,040
United Parcel Service Inc., Class B Shares	13,600	2,364,224

Total Air Freight & Logistics		3,691,456

Building Products - 0.9%
Builders FirstSource Inc.	2,700	175,176	*
Carlisle Cos. Inc.	900	212,085
Carrier Global Corp.	14,000	577,500
Fortune Brands Innovations Inc.	2,300	131,353
Masco Corp.	6,200	289,354
Owens Corning	2,500	213,250

Total Building Products		1,598,718

Electrical Equipment - 0.1%
Sensata Technologies Holding PLC	2,800	113,064

Machinery - 2.7%
AGCO Corp.	1,400	194,166
Caterpillar Inc.	7,800	1,868,568
Cummins Inc.	2,600	629,954
Dover Corp.	2,300	311,443
Oshkosh Corp.	1,000	88,190
PACCAR Inc.	6,500	643,305
Parker-Hannifin Corp.	2,400	698,400
Pentair PLC	3,100	139,438
Snap-on Inc.	1,300	297,037

Total Machinery		4,870,501

Professional Services - 0.2%
CACI International Inc., Class A Shares	300	90,177	*

Leidos Holdings Inc.	2,200	231,418

Total Professional Services		321,595

See Notes to Schedule of Investments.

6	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Road & Rail - 0.3%
Knight-Swift Transportation Holdings Inc.	3,100	$162,471
Landstar System Inc.	700	114,030
U-Haul Holding Co.	400	24,076
U-Haul Holding Co., Non Voting Shares	3,700	203,426

Total Road & Rail		504,003

Trading Companies & Distributors - 0.2%
United Rentals Inc.	1,300	462,046	*

TOTAL INDUSTRIALS		12,112,259

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.1%
Cisco Systems Inc.	77,600	3,696,864

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics Inc.	1,800	188,226	*
Corning Inc.	15,800	504,652
Jabil Inc.	3,600	245,520

Total Electronic Equipment, Instruments & Components		938,398

IT Services - 2.4%
DXC Technology Co.	4,300	113,950	*
Fidelity National Information Services Inc.	9,100	617,435
Fiserv Inc.	9,900	1,000,593	*
FleetCor Technologies Inc.	1,400	257,152	*
Global Payments Inc.	1,300	129,116
International Business Machines Corp.	15,600	2,197,884
Western Union Co.	6,000	82,620

Total IT Services		4,398,750

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials Inc.	15,800	1,538,604
KLA Corp.	2,400	904,872
Lam Research Corp.	2,500	1,050,750
QUALCOMM Inc.	17,100	1,879,974

Total Semiconductors & Semiconductor Equipment		5,374,200

Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc., Class C Shares	4,500	180,990
Hewlett Packard Enterprise Co.	30,900	493,164
HP Inc.	30,400	816,848
NetApp Inc.	3,800	228,228

Total Technology Hardware, Storage & Peripherals		1,719,230

TOTAL INFORMATION TECHNOLOGY		16,127,442

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
MATERIALS - 4.4%
Chemicals - 1.4%
CF Industries Holdings Inc.	3,700	$315,240
Dow Inc.	13,100	660,109
Eastman Chemical Co.	2,200	179,168
FMC Corp.	2,200	274,560
Huntsman Corp.	2,100	57,708
LyondellBasell Industries NV, Class A Shares	6,100	506,483
Mosaic Co.	8,900	390,443
Olin Corp.	2,500	132,350

Total Chemicals		2,516,061

Containers & Packaging - 1.1%
Amcor PLC	37,500	446,625
Berry Global Group Inc.	2,300	138,989
Crown Holdings Inc.	3,200	263,072
Graphic Packaging Holding Co.	5,700	126,825
International Paper Co.	6,600	228,558
Packaging Corp. of America	2,200	281,402
Sealed Air Corp.	3,800	189,544
Sonoco Products Co.	1,800	109,278
Westrock Co.	4,400	154,704

Total Containers & Packaging		1,938,997

Metals & Mining - 1.9%
Freeport-McMoRan Inc.	26,700	1,014,600
Newmont Corp.	13,700	646,640
Nucor Corp.	7,000	922,670
Reliance Steel & Aluminum Co.	1,400	283,416
Steel Dynamics Inc.	5,000	488,500
United States Steel Corp.	4,400	110,220

Total Metals & Mining		3,466,046

TOTAL MATERIALS		7,921,104

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
CBRE Group Inc., Class A Shares	5,900	454,064	*
Jones Lang LaSalle Inc.	1,300	207,181	*

TOTAL REAL ESTATE		661,245

UTILITIES - 4.5%
Electric Utilities - 2.8%
Alliant Energy Corp.	4,700	259,487
Duke Energy Corp.	14,300	1,472,757
Edison International	6,500	413,530

See Notes to Schedule of Investments.

8	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Electric Utilities - continued
Entergy Corp.	3,700	$416,250
Evergy Inc.	4,300	270,599
Eversource Energy	5,900	494,656
Exelon Corp.	23,000	994,290
OGE Energy Corp.	3,800	150,290
Pinnacle West Capital Corp.	2,100	159,684
PPL Corp.	13,700	400,314

Total Electric Utilities		5,031,857

Gas Utilities - 0.1%
National Fuel Gas Co.	1,400	88,620
UGI Corp.	3,900	144,573

Total Gas Utilities		233,193

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	8,500	197,200

Multi-Utilities - 1.5%
Dominion Energy Inc.	14,900	913,668
Public Service Enterprise Group Inc.	12,300	753,621
Sempra Energy	5,900	911,786

Total Multi-Utilities		2,579,075

TOTAL UTILITIES		8,041,325

TOTAL COMMON STOCKS (Cost - $137,976,532)		172,953,925

INVESTMENTS IN UNDERLYING FUNDS - 2.7%
iShares Trust - iShares Russell 1000 Value ETF
(Cost - $4,669,890)	31,350	4,754,228

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,646,422)		177,708,153

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,606,245)	4.024%	1,606,245	1,606,245	(a)(b)

TOTAL INVESTMENTS - 100.0% (Cost - $144,252,667)			179,314,398
Other Assets in Excess of Liabilities - 0.0%††			44,920

TOTAL NET ASSETS - 100.0%			$179,359,318

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2022, the total market value of investments in Affiliated Companies was $1,606,245 and the cost was $1,606,245 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report	9

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

11

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$172,953,925	—	—	$172,953,925
Investments in Underlying Funds	4,754,228	—	—	4,754,228

Total Long-Term Investments	177,708,153	—	—	177,708,153

Short-Term Investments†	1,606,245	—	—	1,606,245

Total Investments	$179,314,398	—	—	$179,314,398

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2022. The following transactions were effected in such company for the period ended December 31, 2022.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (loss)	Dividend Income	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,329,628	$17,461,374	17,461,374	$17,184,757	17,184,757	—	$13,558	—	$1,606,245

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